Parent Company Information - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Short-term investment	$ 122,088	$ 33,353	$ 16,877	$ 47,500	$ 41,865	$ 31,518	$ 32,417	$ 44,949
Other assets	124,586				88,186
Total assets	6,357,502	6,618,901	5,767,562	5,820,440	5,826,924	5,592,231	6,677,374	5,730,527	$ 4,897,258
Liabilities
Accounts payable and accrued liabilities	107,758				64,474
Income taxes payable	18,166				33,505
Total liabilities	5,006,388	5,263,983	4,406,735	4,405,937	4,330,811	4,077,801	5,152,077	4,188,368
Shareholders' equity	1,351,114	1,354,918	1,360,827	1,414,503	1,496,113	1,514,430	1,525,297	1,542,159	$ 1,578,172	$ 1,467,114
Total liabilities and shareholders’ equity	6,357,502	$ 6,618,901	$ 5,767,562	$ 5,820,440	5,826,924	$ 5,592,231	$ 6,677,374	$ 5,730,527
PennyMac Financial Services, Inc. [Member]
ASSETS
Due from affiliates	7,091				8,806
Liabilities
Due to affiliates	16,416				18,965
PennyMac Mortgage Investment Trust [Member]
ASSETS
Short-term investment	1,035				2,606
Investments in subsidiaries	1,408,979				1,558,728
Due from affiliates	100				168
Other assets	610				806
Total assets	1,410,778				1,562,308
Liabilities
Dividends payable	31,385				34,720
Accounts payable and accrued liabilities	2,765				2,708
Capital notes due to subsidiaries	18,409				20,379
Due to affiliates	42				219
Income taxes payable	0				0
Total liabilities	53,786				59,273
Shareholders' equity	1,356,992				1,503,035
Total liabilities and shareholders’ equity	1,410,778				1,562,308
PennyMac Mortgage Investment Trust [Member] | PennyMac Financial Services, Inc. [Member]
ASSETS
Due from affiliates	54				0
Liabilities
Due to affiliates	$ 1,185				$ 1,247